Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of income and share data used in the basic and diluted EPS
	(Restated)
	2019	2018	2017
	USD	USD	USD

(Loss) / profit attributable to ordinary equity holders of the parent	(75,284,923)	16,060,652	(3,747,408)

		2018	2017
	2019	No of shares	No of shares
	No of shares	(Restated)	(Restated)

Weighted average number of ordinary shares	80,264,186	80,000,000	80,000,000